Goodwill and acquisitions - Summary of Movements in the Impairment Charge from a Reasonably Possible Change in Assumptions (Detail) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change in revenue less pass-through costs growth rate on impairment charges	£ 52.3
Impact of change in operating margin percentage on impairment charges	198.1
Impact of change in long-term cash flow growth rate on impairment charges	147.9
Increase [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	(591.2)
Decrease [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	765.7
Wunderman Thompson [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change in revenue less pass-through costs growth rate on impairment charges	19.2
Impact of change in operating margin percentage on impairment charges	70.8
Impact of change in long-term cash flow growth rate on impairment charges	54.6
Wunderman Thompson [member] | Increase [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	(210.2)
Wunderman Thompson [member] | Decrease [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	279.4
VMLY&R [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change in revenue less pass-through costs growth rate on impairment charges	8.3
Impact of change in operating margin percentage on impairment charges	37.7
Impact of change in long-term cash flow growth rate on impairment charges	22.9
VMLY&R [member] | Increase [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	(100.1)
VMLY&R [member] | Decrease [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	132.0
Burson Cohn & Wolfe [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change in revenue less pass-through costs growth rate on impairment charges	9.6
Impact of change in operating margin percentage on impairment charges	21.8
Impact of change in long-term cash flow growth rate on impairment charges	26.9
Burson Cohn & Wolfe [member] | Increase [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	(98.7)
Burson Cohn & Wolfe [member] | Decrease [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	129.1
Geometry Global [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change in revenue less pass-through costs growth rate on impairment charges	1.2
Impact of change in operating margin percentage on impairment charges	13.5
Impact of change in long-term cash flow growth rate on impairment charges	3.6
Geometry Global [member] | Increase [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	(22.3)
Geometry Global [member] | Decrease [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	29.7
Landor And Fitch [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change in revenue less pass-through costs growth rate on impairment charges	2.1
Impact of change in operating margin percentage on impairment charges	6.5
Impact of change in long-term cash flow growth rate on impairment charges	6.0
Landor And Fitch [member] | Increase [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	(23.5)
Landor And Fitch [member] | Decrease [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	31.3
Other [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change in revenue less pass-through costs growth rate on impairment charges	11.9
Impact of change in operating margin percentage on impairment charges	47.8
Impact of change in long-term cash flow growth rate on impairment charges	33.9
Other [member] | Increase [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	(136.4)
Other [member] | Decrease [member]
Summary of Movements in the Impairment Charge from A Reasonably Possible Change In These Assumptions [Line Items]
Impact of change to pre-tax discount rate on impairment charges	£ 164.2